Post-retirement benefit obligations - Reconciliation Plan Assets, RF, Contributions (Details) - Pension R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		R (6,638)
Ending balance		(6,548)	R (6,638)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		50,854	49,191
Movements recognised in the income statement:		4,774	4,465
interest expense (income)		4,896	4,593
interest on asset limitation		(122)	(128)
Actuarial gains (losses) recognised in other comprehensive income:		(1,779)	(1,728)
Return on plan assets		(1,779)	(1,728)
Member contributions		447	411
Employer contribution		2,224	1,165
Benefits paid		(2,712)	(2,365)
Translation of foreign operations		210	(285)
Ending balance		54,018	50,854
Actual return on plan assets		2,995	2,737
South Africa
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		622
Ending balance		582	622
Projected pension contributions for next fiscal year		1,009
South Africa | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		48,340	46,752
Movements recognised in the income statement:		4,707	4,407
interest expense (income)		4,829	4,535
interest on asset limitation		(122)	(128)
Actuarial gains (losses) recognised in other comprehensive income:		(1,959)	(1,930)
Return on plan assets		(1,959)	(1,930)
Member contributions		447	411
Employer contribution		991	900
Benefits paid		(2,398)	(2,200)
Ending balance		50,128	48,340
Actual return on plan assets		2,748	2,477
Foreign Countries
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		(7,260)
Ending balance		(7,130)	(7,260)
Projected pension contributions for next fiscal year		287
Foreign Countries | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		2,514	2,439
Movements recognised in the income statement:		67	58
interest expense (income)		67	58
Actuarial gains (losses) recognised in other comprehensive income:		180	202
Return on plan assets		180	202
Employer contribution		1,233	265
Benefits paid		(314)	(165)
Translation of foreign operations		210	(285)
Ending balance		3,890	2,514
Actual return on plan assets		247	R 260
United States of America | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Once-off payment made by the employer to the fund	$ 75	R 963